Long-term investments	12 Months Ended
Dec. 31, 2023
Long-term investments
Long-term investments

8.         Long-term investments

As of December 31, 2022 and 2023, the long-term investments consisted of the following:

			December 31,
	Initial Cost	Ownership	2022
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	287,167
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	—
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	—
Madison Developments Limited.	19,095,969	50%	—
Wuhu Penghong Investment Center (Limited Partnership)	61,998,960	n/a	26,784,584
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	19,078,393
Others	68,076,387	n/a	46,323,185
Total			92,473,329

			December 31,
	Initial Cost	Ownership	2023
	US$		US$
Nonmarketable equity securities
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	282,378
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	—
Equity method investees
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	523,459,957	49%	—
Madison Developments Limited.	19,095,969	50%	—
Wuhu Penghong Investment Center (Limited Partnership)	61,998,960	n/a	14,095,331
Suzhou Rongjingchen Real Estate Co., Ltd	42,041,464	24%	21,867,621
Others	68,076,387	n/a	37,542,413
Total			73,787,743

Equity method investees

On April 19, 2017, the Company signed an agreement to acquire up to 70% equity interest of Qingdao Huiju Zhihui City Industrial Development Co., Ltd. (“Qingdao Huiju”), which is developing a real estate project in Qingdao city from Beijing Huiju Technology Industry Development Co., Ltd. (“Beijing Huiju”), a non-affiliated company for a consideration of US$505.2 million. As of December 31, 2020, US$505.2 million had been paid and a 49% equity interest has been transferred to the Company. Based on the articles of association, the Company cannot exercise control of Qingdao Huiju until it acquires the entire 70% equity interest, but has the ability to exercise significant influence over Qingdao Huiju’s operating and financial decisions and accounted for it as an equity method investment.

The Group initiated various legal actions against Beijing Huiju for, inter alia, (i) the transfer of the remaining 21% equity interest in Qingdao Huiju to the Group and appointment of directors into the board of Qingdao Huiju, (ii) refund of unauthorized transfer of cash of US$98.7 million from Qingdao Huiju to Beijing Huiju, and (iii) return of business license and official seals of Qingdao Huiju to Qingdao Huiju. In March 2019, PRC local court held that Beijing Huiju shall refund the unauthorized cash transferred to Beijing Huiju to Qingdao Huiju and has frozen the cash of US$98.7 million in Beijing Huiju’s bank account. In January 2020, local PRC court held that Beijing Huiju shall return the business license and official seals of Qingdao Huiju to Qingdao Huiju. On June 15, 2021, the PRC local court issued a final verdict that Beijing Huiju shall refund the unauthorized cash of US$98.7 million. In January 2022, the China International Economic and Trade Arbitration Commission, or CIETAC, ruled that Beijing Huiju shall transfer the remaining 21% equity interest in Qingdao Huiju to the Group, that Beijing Huiju shall coordinate in completing the equity transfer registration formalities and confirmed that the Group has the right to appoint three directors onto the board of Qingdao Huiju. Based on independent legal advice and after due and careful enquiry, the directors of the Company are of the view that the above events shall have not any material adverse effect on the Group’s investment in and receivables from Qingdao Huiju.

In 2022, the enforcement status of the above award/judgements was that, (i) the change of equity registration formalities to had been completed by Beijing Huiju within the prescribed period provided by the CIETAC; (ii) Qingdao Huiju had received the refund of US$98.7 million transferred by Beijing Huiju; and (3) Qingdao Huiju had collected the returned business license and official seals of Qingdao Huiju. Therefore, Qingdao Huiju has been consolidated in the Group’s financial statements since the year of 2022.

On September 4, 2017, the Company, with two non-affiliated companies, established a limited partnership, Wuhu Penghong Investment Center (Limited Partnership) (“Wuhu Penghong”), in which the Company and the other two partners invested US$30.6 million, US$91.8 million and US$3.1 million in cash, respectively, to invest in a real estate project. The other two partners hold substantive participating rights whereas the Company only exercises significant influence, and therefore, accounted for its investment in Wuhu Penghong under the equity method. In 2021, the Company further invested US$31.4 million to Wuhu Penghong.

On March 21, 2018, the Company acquired a 50% equity interest in Madison Developments Limited (“MDL”), which is developing a real estate project in London, England from ED Jersey Limited, a non-affiliated company for a consideration of US$19.1 million. Based on the articles of association, the Company cannot exercise control of MDL, but has the ability to exercise significant influence over MDL’s operating and financial decisions and accounts for it as an equity method investment.

In July 2019, the Company acquired a 24% equity interest in Suzhou Rongjingchen Real Estate Co., Ltd. (“Suzhou Rongjingchen”), which is developing a real estate project in Suzhou city from Suzhou Kaijingsheng Real Estate Co., Ltd., a non-affiliated company, for a consideration of US$42.0 million. Based on the articles of association, the Company cannot exercise control of Suzhou Rongjingchen, but has the ability to exercise significant influence over Suzhou Rongjingchen’s operating and financial decisions and accounted for it as an equity method investment.

As of December 31, 2023, the Group’s investment in the investees in the aggregate exceeded its proportionate share of the net assets of the equity method investees by nil (2022: nil). This difference, if any, represents equity method goodwill and therefore, is not amortized. For the year ended December 31, 2023, the Group recognized its share of loss from its equity method investments of US$17,914,070 (2021: loss of US$23,345,765; 2022: loss of US$26,166,538). As of December 31, 2022 and 2023, there was no material impairment related to these investments.

Summarized combined financial information of the equity method investees is as follows:

December 31,
2023
US$
(in thousands)
Current assets	438,421
Non-current assets	52,132
Current liabilities	94,627
Non-current liabilities	281,668
Non-controlling interest	—
Gross revenue	199,758
Gross profit	19,472
Loss from continuing operations	(14,114)
Net loss	(12,019)
Net loss attributable to the Company	(17,914)

The above summarized financial information represents the operating performance and financial position of the investees since they became equity method investees of the Group.